Nature of Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of expenses by nature [text block] [Abstract]
Schedule of research and development expenses
Thousands of $ For the years ended December 31	Notes	2021	2020	2019
Personnel costs	5	1,949	1,277	1,143
Depreciation and amortization	9/10	1,360	1,203	1,283
Impairment	9	0	273	5,147
Lab consumables		793	390	480
Patent expenses		577	396	0
External research and development collaborator fees		1,020	874	880
Clinical validation		842	0	0
Other expenses		132	130	64
Total research and development expenses		6,673	4,543	8,997

Schedule of selling and marketing expenses
Thousands of $ For the years ended December 31	Notes	2021	2020	2019
Personnel costs	5	13,402	12,839	12,125
Depreciation	9/10	796	603	562
Professional fees		523	497	255
Marketing expenses		1,761	1,315	2,664
Travel expenses		340	260	837
Offices & facilities expenses		436	503	439
Clinical validation		0	377	546
Other expenses		486	358	381
Total selling and marketing expenses		17,744	16,752	17,809

Schedule of general and administrative expenses
Thousands of $ For the years ended December 31	Notes	2021	2020	2019
Personnel costs	5	9,009	9,209	8,465
Depreciation and amortization	9/10	880	1,526	1,575
Professional fees		2,018	1,522	2,538
Offices & facilities expenses		845	530	537
Royalties to third parties		152	107	174
Patent expenses		0	0	890
Board fees & expenses		314	238	170
Other expenses		931	858	847
Total general and administrative expenses		14,149	13,990	15,196